Selling, General and Administration Expenses - Schedule of Selling General and Administration Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Selling, General and Administrative Expense [Abstract]
Equity settled share-based compensation expense	$ (12,339)	$ (3,122)
Cash settled share-based compensation expense9	(15,849)	(5,249)
Wages, salaries, and other employee benefits	(22,582)	(14,543)	$ (14,354)
Depreciation expense	(1,582)	(2,312)	(1,309)
IT and communications	(6,247)	(1,660)	(1,428)
Occupancy	(4,198)	(1,464)	(2,729)
Sales and marketing	(449)	(188)	(304)
Insurance	(3,370)	(627)	(382)
Professional fees	(5,625)	(1,470)	(1,439)
Expected credit losses on trade receivables	(61)	(148)	151
Bad debt expenses	(73)	(21)	(4)
Travel, meals, and accommodation expenses	(1,400)	(178)	(1,221)
Other administration expenses	(490)	(290)	(230)
Other operating expenses	(58)	(352)	(366)
Total selling, general and administration expenses	$ (74,323)	$ (31,624)	$ (23,615)